Statements of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Jun. 30, 2012	$ 133,081	$ 414,049	$ (280,968)
Balance (in Shares) at Jun. 30, 2012		11,541,666
Net loss	(69,076)		(69,076)
Balance at Jun. 30, 2013	64,005	414,049	(350,044)
Balance (in Shares) at Jun. 30, 2013		11,541,666
Foreign currency translation	6,759			6,759
Net loss	(57,579)		(57,579)
Balance at Jun. 30, 2014	$ 13,185	$ 414,049	$ (407,623)	$ 6,759
Balance (in Shares) at Jun. 30, 2014		11,541,666